Intangible Assets, Net - Additional Information (Details) $ in Thousands	12 Months Ended
	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥)	Feb. 29, 2024 CNY (¥)
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization expenses of intangible assets	¥ 587,000	$ 86	¥ 424,000	¥ 618,000
Estimated amortization expense of intangible assets, 2026	678,000
Estimated amortization expense of intangible assets, 2027	678,000
Estimated amortization expense of intangible assets, 2028	478,000
Estimated amortization expense of intangible assets, 2029	278,000
Estimated amortization expense of intangible assets, 2030	123,000
Impairment loss for intangible assets	¥ 0		¥ 0	¥ 0